SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Property and Equipment	Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:
Years

Building	25 - 65
Buildings' improvements	5 - 20
Condominium units	30